Share-Based Payments (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Options Outstanding
Outstanding beginning balance	1,853,391
Granted	0
Exercised	(70,000)
Expired	(9,999)
Forfeited	0
Outstanding ending balance	1,773,392	1,853,391
Vested and expected to be vested	1,773,392
Options exercisable (vested)	1,682,559
Weighted Average Exercise Price
Outstanding beginning balance	$ 3.20
Granted	0.00
Exercised	1.99
Expired	1.58
Forfeited	0.00
Outstanding ending balance	3.26	$ 3.20
Vested and expected to be vested	3.26
Options exercisable (vested)	$ 3.34
Weighted Average Remaining Contractual Life (Years)
Outstanding	4 years 6 months 18 days	2 years 11 months 27 days
Vested and expected to be vested	4 years 6 months 18 days
Options exercisable (vested)	4 years 3 months 18 days
Aggregated Intrinsic Value
Outstanding	$ 0.02	$ 0.02
Vested and expected to be vested	0.02
Options exercisable (vested)	$ 0.02
Stock Options
Options Outstanding
Outstanding beginning balance	1,853,391	2,101,428
Granted		733,200
Exercised		(258,455)
Expired		(89,731)
Forfeited		(633,051)
Outstanding ending balance		1,853,391	2,101,428
Vested and expected to be vested		1,853,391
Options exercisable (vested)		1,662,591
Weighted Average Exercise Price
Outstanding beginning balance	$ 3.20	$ 2.42
Granted		4.34
Exercised		1.83
Expired		3.22
Forfeited		2.81
Outstanding ending balance		3.20	$ 2.42
Vested and expected to be vested		3.20
Options exercisable (vested)		$ 3.19
Weighted Average Remaining Contractual Life (Years)
Outstanding		2 years 11 months 27 days	4 years 7 months 2 days
Vested and expected to be vested		2 years 11 months 27 days
Options exercisable (vested)		4 years 4 months 17 days
Aggregated Intrinsic Value
Outstanding		$ 0.02
Vested and expected to be vested		0.02
Options exercisable (vested)		$ 0.03